Geographic information - Sales per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Total revenues	$ 730,506	$ 548,372
United States
Disclosure of geographical areas [line items]
Total revenues	527,350	395,871
Canada
Disclosure of geographical areas [line items]
Total revenues	47,066	33,423
Australia
Disclosure of geographical areas [line items]
Total revenues	45,321	29,230
United Kingdom
Disclosure of geographical areas [line items]
Total revenues	30,237	15,749
Other
Disclosure of geographical areas [line items]
Total revenues	$ 80,532	$ 74,099